Average Annual Total Returns - FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO - FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO - Fidelity Series International Developed Markets Bond Index Fund
	Mar. 01, 2024
Fidelity Series International Developed Markets Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.99%
Since Inception	(3.69%)	[1]
Fidelity Series International Developed Markets Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.33%
Since Inception	(4.47%)	[1]
Fidelity Series International Developed Markets Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.72%
Since Inception	(3.12%)	[1]
IXW82
Average Annual Return:
Past 1 year	8.29%
Since Inception	(3.45%)	[1]

[1]	AFrom August 31, 2021.